Dividends - Dividends to shareholders of the parent company (Details) - USD ($)			6 Months Ended			12 Months Ended
		Dec. 10, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)			$ 0.15	$ 0	$ 0
Dividends paid on ordinary shares			$ 3,059,000,000	$ 0	$ 0
Settled in scrip			0	0	0
Dividends on preference shares classified as equity			3,732,000,000	669,000,000	$ 662,000,000
Reduction of issued capital	[1]		$ 2,000,000,000	$ 1,450,000,000
Preference shares
Dividends Payable [Line Items]
Reduction of issued capital		$ 1,450,000,000				$ 1,450,000,000
Other equity instruments interest rate		6.20%		6.20%		6.20%
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in usd per share)			$ 4.99	$ 31.00	$ 31.00
Dividends on preference shares classified as equity			$ 7,000,000	$ 45,000,000	$ 45,000,000
Other equity instru- ments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity			666,000,000	$ 624,000,000	$ 617,000,000
Reduction of issued capital	[1]		$ 2,000,000,000
– fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)			$ 0.15	$ 0	$ 0
Dividends paid on ordinary shares			$ 3,059,000,000	$ 0	$ 0
Settled in scrip			$ 0	$ 0	$ 0
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)			$ 0	$ 0	$ 0
Dividends paid on ordinary shares			$ 0	$ 0	$ 0
Settled in scrip			$ 0	$ 0	$ 0
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)			$ 0	$ 0	$ 0
Dividends paid on ordinary shares			$ 0	$ 0	$ 0
Settled in scrip			$ 0	$ 0	$ 0
– third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)			$ 0	$ 0	$ 0
Dividends paid on ordinary shares			$ 0	$ 0	$ 0
Settled in scrip			$ 0	$ 0	$ 0

[1]	During 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible securities. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares.